Income Taxes (Details 2) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 103,635,630	$ 67,113,271
Noncapital Loss Carry Forwards [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	32,616,394	25,487,951
Capital Loss Carry Forwards [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	23,360,422	24,538,993
Exploration and Evaluation Assets [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	39,102,815	8,188,922
Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	551,134	858,548
Property, Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	7,748,032	7,782,024
Donations [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	32,960	32,960
Investment Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 223,873	$ 223,873